INTANGIBLE ASSETS, NET (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INTANGIBLE ASSETS, NET [Abstract]
Amortization of intangible assets	$ 231,000	$ 367,000	$ 703,000
Estimated aggregate amortization of intangible assets - 2015	170,000
Estimated aggregate amortization of intangible assets - 2016	170,000
Estimated aggregate amortization of intangible assets - 2017	80,000
Estimated aggregate amortization of intangible assets - 2018	20,000
Estimated aggregate amortization of intangible assets - 2019	12,000
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets	43,000
GIS Database [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets	33,500	1,017,000
Brand Name [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets	9,500	511,000
Location Based Services and Wireless Communications Products [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets		1,527,000
Location Based Services [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets		661,000
Wireless Communications Products [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets	$ 43,000	$ 866,000